Consolidated Income Statement - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
CONTINUING OPERATIONS
Revenues	$ 1,740	$ 1,647	$ 3,625	$ 3,385
Operating expenses	(1,090)	(990)	(2,171)	(2,064)
Depreciation	(29)	(29)	(57)	(59)
Other operating (losses) gains, net	(29)	347	(70)	364
Operating profit	415	825	972	1,333
Finance costs, net:
Net interest expense	(36)	(34)	(76)	(89)
Other finance income (costs)	2	(102)	24	(192)
Income before tax and equity method investments	381	689	920	1,052
Share of post- tax earnings in equity method investments	61	419	53	989
Tax benefit (expense)	402	(219)	335	(415)
Earnings from continuing operations	844	889	1,308	1,626
(Loss) earnings from discontinued operations, net of tax	(3)	5	11	24
Net earnings	841	894	1,319	1,650
Earnings (loss) attributable to
Common shareholders	841	894	1,322	1,650
Non-controlling interests	$ 0	$ 0	$ (3)	$ 0
Basic earnings (loss) per share:
From continuing operations	$ 1.87	$ 1.89	$ 2.9	$ 3.44
From discontinued operations	(0.01)	0.01	0.02	0.05
Basic earnings per share	1.86	1.9	2.92	3.49
Diluted earnings (loss) per share:
From continuing operations	1.87	1.89	2.89	3.43
From discontinued operations	(0.01)	0.01	0.03	0.06
Diluted earnings per share	$ 1.86	$ 1.9	$ 2.92	$ 3.49
Computer software [member]
CONTINUING OPERATIONS
Amortization	$ (154)	$ (127)	$ (307)	$ (245)
Other identifiable intangible assets [member]
CONTINUING OPERATIONS
Amortization	$ (23)	$ (23)	$ (48)	$ (48)